TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current taxation:
UK corporation tax	$ 16	$ 27	$ 27
Overseas tax	40	140	131
Current income tax charge	56	167	158
Adjustments in respect of prior periods	(191)	(11)	(33)
Total current taxation	(135)	156	125
Deferred taxation:
Origination and reversal of temporary differences	(49)	(9)	(3)
Changes in tax rates	(12)	3	1
Adjustments to estimated amounts arising in prior periods	(6)	(7)	(5)
Total deferred taxation	(67)	(13)	(7)
Total taxation as per the income statement	(202)	143	118
Taxation in other comprehensive income		(2)	(4)
Taxation in equity	4	(1)	(1)
Taxation attributable to the Group	(198)	140	113
Net prior period adjustment benefit	197	18	38
Impact of US Tax Reform	142
Taxation on excluded items	132	68	51
Taxation on excluded items, including US tax reform	(274)	$ (68)	$ (51)
UK
Deferred taxation:
Net prior period adjustment benefit	$ 197